CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	12 Months Ended
Dec. 31, 2015 USD ($) shares
Statement of Cash Flows [Abstract]
Reclassification of Derivative warrant liability	$ 2,618,049
Issuance of shares of common stock | shares	262,176
Issuance of shares of common stock in acquisition | shares	10,000,000
Issuance of shares of common stock for principal, shares | shares	214,287
Issuance of shares of common stock for principal, value	$ 200,000
Issuance of shares for interest on convertible debt	40,000
Issuance of warrants	$ 160,000